Dividends (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Dec. 24, 2024	Oct. 11, 2024	May 03, 2024
Dividends [Abstract]
Dividend per share		$ 0.05	$ 0.02	$ 0.05
Dividend (in Dollars)